EMPLOYEE BENEFITS - Avon Products Inc. plans - Additional Information (Detail) R$ in Thousands		12 Months Ended
	Jan. 03, 2020	Dec. 31, 2021 BRL (R$) Plans	Dec. 31, 2020 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based incentive plans | Plans		2
Exchange ratio per each common share of acquiree	0.6
UNITED KINGDOM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Matching contributions made by entity		R$ 45,155	R$ 39,200
Personal Savings Account Plan (PSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Matching contributions made by entity		R$ 5,188	R$ 5,200
Maximum Percentage of Eligible Compensation by Eligible Participants		25.00%
Retirement Savings Account ("RSA")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period		3 years
Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period		3 years
Restricted Stock Unit RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of premium price which was equal to exercise price		25.00%
Exchange ratio per each common share of acquiree		0.3
Performance Restricted Stock Units (PRSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Performance Period		3 years
Avon Products, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold period of contribution to meet indefinite beneficiary criteria in medical plan		10 years
Period of benefit for each year of fixed contribution in medical plan		1 year
Avon Products, Inc | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of contribution to meet definite beneficiary criteria in medical plan		10 years
Avon Products, Inc | Personal Savings Account Plan (PSA) | UNITED STATES
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer Matching Contribution, Percentage of Match		100.00%
Avon Products, Inc | Personal Savings Account Plan (PSA) | UNITED STATES | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for fifty cents		4.00%
Avon Products, Inc | Personal Savings Account Plan (PSA) | UNITED STATES | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for dollar		3.00%
Percentage of eligible compensation for each dollar contributed for fifty cents		6.00%
Avon Products, Inc | Retirement Savings Account ("RSA") | UNITED STATES | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for fifty cents		3.00%
Avon Products, Inc | Retirement Savings Account ("RSA") | UNITED STATES | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for each dollar contributed for fifty cents		6.00%
Avon Products, Inc | Performance Restricted Stock Units (PRSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio per each common share of acquiree		0.3
Avon Products, Inc | Performance Restricted Stock Units (PRSU) | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for employer contributions		5.00%
Avon Products, Inc | Performance Restricted Stock Units (PRSU) | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of eligible compensation for employer contributions		10.00%